13. Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ 19,184	R$ 849,619	R$ (4,460,883)
Common Shares [Member]
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ 7,869	R$ 353,129	R$ (2,123,945)
Denominator
Weighted average number of outstanding shares	4,981,350	5,035,037	5,035,037
Effects of dilution from stock options	0	0	0
Adjusted weighted average number of outstanding shares and diluted presumed conversions	4,981,350	5,035,037	5,035,037
Basic earnings (loss) per share (in dollars per share)	R$ 0.002	R$ 0.07	R$ (0.422)
Diluted earnings (loss) per share (in dollars per share)	R$ 0.002	R$ 0.07	R$ (0.422)
Preference Shares [Member]
Numerator
Net income (loss) for the year attributable to equity holders of the parent	R$ 11,315	R$ 496,490	R$ (2,336,938)
Denominator
Weighted average number of outstanding shares	204,664	202,261	158,285
Effects of dilution from stock options	2,614	347	0
Adjusted weighted average number of outstanding shares and diluted presumed conversions	207,278	202,608	158,285
Basic earnings (loss) per share (in dollars per share)	R$ 0.055	R$ 2.455	R$ (14.764)
Diluted earnings (loss) per share (in dollars per share)	R$ 0.055	R$ 2.45	R$ (14.764)